Offerings - Offering: 1	Feb. 10, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 713,348,075.48
Amount of Registration Fee	$ 98,513.37
Offering Note	Calculated as the aggregate maximum purchase price for shares of beneficial interest. The fee of $98,513.37 was paid in connection with the filing of the Schedule TO-I by Apollo Debt Solutions BDC (File No. 005-93670) on November 14, 2025 (the "Schedule TO"). Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.